Other Assets and Receivables - Summary of Movements in the Expected Credit Losses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (10)	€ (129)
Expected credit losses	(9)	(29)
Other movements	1	148
Ending balance	€ (18)	€ (10)